Note 9 - Related Party Disclosure	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
9
. Related Party Disclosure

Mr. Gorlin, an affiliate of the company, entered into securities purchase agreements during the fiscal year ended
December
31,
2015,
and received approximately
300,000
shares of common stock in exchange for gross proceeds of approximately
$90,000.

Terren Peizer, Chairman and Chief Executive Officer, transferred his securities ownership in Catasys to Acuitas from Crede Capital Group, LLC during
2015.
Mr. Peizer owns
100%
of both entities.

In
August
2016,
Acuitas loaned us
$225,000.
No terms were discussed nor were any agreements executed in connection with such loan, but the
$225,000
was paid back out of the
August
2016
Notes.

In
August
2016,
Acuitas, agreed to exchange its existing promissory note for short-term senior promissory notes, in the aggregate principal amount of
$2.8
million plus accrued interest, in the form substantially identical to the form of the
August
2016
Notes. Acuitas also agreed to exchange certain of its outstanding warrants to purchase an aggregate of
2,028,029
shares of our common stock at an exercise price of
$0.33
per share, for warrants to purchase an aggregate of
2,993,561
shares of our common stock at an exercise price of
$1.10
per share, in the form substantially identical to the form of the
August
2016
Warrants.

       In
December
2016,
we exchanged the
August
2016
Notes issued to the Acuitas, which had an aggregate outstanding principal amount of
$2.8
million, for (i)
8%
Convertible Debentures in the same principal amount due on
March
15,
2017
(the “Debentures”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in amount equal to forty
percent
(40%)
of the initial number of shares of common stock issuable upon conversion of each Investor’s Debentures, at an exercise price of
$1.10
per share (the
“December
2016
Warrants”).

Acuitas entered into securities purchase agreements as of
December
31,
2015
and received approximately
6,953,334
shares of common stock in exchange for gross proceeds of approximately
$2.1
million. In addition, Acuitas received warrants to purchase an aggregate
935,008
shares of common stock, at a price of
$0.30
per share, as of
December
31,
2015.

In addition, we have a
$3.7
million Convertible Debenture outstanding with Acuitas, which includes
$577,000
in interest as of
December
31,
2016.
We also have accounts payable outstanding with Mr. Peizer for travel and expenses of
$194,000
and
$130,000
as of
December
31,
2016
and
2015,
respectively.

In
August
2016,
we entered into subscription agreements with Shamus, pursuant to which we issued short-term senior promissory notes in the aggregate principal amount of
$1.0
million and
five
-year warrants to purchase up to an aggregate of
318,182
shares of our common stock, at an exercise price of
$1.10
per share.
3

In
December
2016,
we exchanged the subscription agreement with Shamus, which had an aggregate outstanding principal amount of
$1.0
million, for (i)
8%
Convertible Debentures in the same principal amount due on
March
15,
2017
(the “Debentures”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in amount equal to forty
percent
(40%)
of the initial number of shares of common stock issuable, or
363,636
warrants, upon conversion of each, at an exercise price of
$1.10
per share.

       In addition, in
December
2016,
we entered into an agreement with Shamus pursuant to which we received gross proceeds of
$300,000
for the sale of (i) an
8%
Series B Convertible Debenture due
March
31,
2017
(the
“December
2016
Convertible Debenture”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in an amount equal to seventy
-
five
percent
(75%)
of the initial number of shares of common stock issuable, or
264,706
warrants, upon the conversion of the
December
2016
Convertible Debenture, at an exercise price of
$0.85
per share (the “Shamus Warrants”).

Shamus entered into securities purchase agreements during the fiscal years ended
December
31,
2015
and received approximately
956,667
shares of common stock in exchange for gross proceeds of approximately
$287,000.